American Century Quantitative Equity Funds, Inc.

PROSPECTUS SUPPLEMENT

[american century investments logo and text logo ®]

NT SMALL COMPANY FUND * SMALL COMPANY FUND

Supplement dated February 29, 2008 * Prospectuses dated September 28, 2007

THE FOLLOWING REPLACES THE FUND MANAGEMENT TEAM SECTION ON PAGE 8 OF THE NT
SMALL COMPANY PROSPECTUS AND ON PAGE 10 OF THE SMALL COMPANY PROSPECTUS.

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

WILHELMINE VON TURK

Ms. von Turk, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since July 1998. She joined American Century in
November 1995 and became a portfolio manager in February 2000. She has a bachelor's degree in philosophy from Wellesley College and a Ph.D. in statistics from the University of California at Berkeley. She is a CFA charterholder.

THOMAS P. VAIANA

Mr. Vaiana, Vice President and Portfolio Manager, has been a member of the team that manages the fund since January 2005. He joined American Century in February
1997 and became a portfolio manager in August 2000. He has a bachelor's degree in business finance from California State University.

BRIAN ERTLEY

Mr. Ertley, Portfolio Manager and Senior Quantitative Analyst, has been a member of the team that manages the fund since February 2002. He joined American
Century in June 1998 as an associate quantitative analyst and became a portfolio manager in February 2006. He has a bachelor of science degree in biochemistry/chemistry from the University of California at San Diego. He is a
CFA charterholder.

MELISSA FONG

Ms. Fong, Portfolio Manager and Quantitative Analyst, has been a member of the team that manages the fund since February 2002. She joined American Century in
July 2000 as an associate quantitative analyst and became a portfolio manager in
February 2008. She has a bachelor's degree in statistics from the University of
California at Berkeley. She is a CFA charterholder.

The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation and their ownership of fund securities.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

SH-SPL-59386 0802

American Century Quantitative Equity Funds, Inc.

PROSPECTUS SUPPLEMENT

[american century investments logo and text logo ®]

LONG-SHORT EQUITY FUND

Supplement dated February 29, 2008 * Prospectus dated September 28, 2007

THE FOLLOWING REPLACES THE FUND MANAGEMENT TEAM SECTION ON PAGE 12 OF THE
PROSPECTUS.

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

KURT BORGWARDT

Mr. Borgwardt, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since its inception in September 2005.
He joined American Century in August 1990 and became a portfolio manager in
March 1998. He has a bachelor's degree in English literature from Stanford
University and an MBA with a specialization in finance from the University of
Chicago. He is a CFA charterholder.

ZILI ZHANG

Mr. Zhang, Senior Vice President, Portfolio Manager and Director of Quantitative
Research, has been a member of the team that manages the fund since May 2006. He joined American Century in October 1995 and became a portfolio manager in
February 2002. He has a bachelor's degree in physics from University of Science and Technology of China and a Ph.D. in theoretical physics from the University of Texas at Austin.

CLAUDIA MUSAT

Ms. Musat, Portfolio Manager and Quantitative Analyst, has been a member of the team that manages the fund since its inception in September 2005. She joined
American Century in May 2005 as a quantitative analyst and became a portfolio manager in February 2008. She has a bachelor's degree in computer science from the University of Iasi, Romania, a master's degree in mathematics from Florida
State University and a master's degree in financial engineering from the
University of California at Berkeley.

The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

SH-SPL-59387 0802